SUBSEQUENT EVENTS (Details) - USD ($)						1 Months Ended								9 Months Ended	12 Months Ended
	Oct. 23, 2019	Oct. 07, 2019	Oct. 02, 2019	Jan. 14, 2019	Jan. 03, 2018	Jan. 31, 2019	Jan. 25, 2019	Jan. 31, 2018	Jan. 31, 2018	Dec. 28, 2017	Dec. 28, 2017	Dec. 28, 2017	Dec. 28, 2017	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 21, 2018
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Grants in period, gross														1,800,000
Grants in period, weighted average exercise price														$ 0.75
Proceeds from issuance of debt								$ 47,000	$ 4,700,000	$ 50,000		$ 5,000,000				$ 50,000
Debt instrument, face amount								9,700,000	9,700,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000
Convertible Notes Payable [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Proceeds from issuance of debt					$ 4,700,000						$ 50,000		$ 5,000,000
Debt instrument, face amount								$ 9,700,000	$ 9,700,000							$ 108,750,000	$ 2,147,000
Interest rate														10.00%		8.00%
Interest rate term																P1Y
Debt instrument, maturity date, description														mature on the earlier of one year from the date of issuance or the consummation of an equity or equity-linked round of financing of the Company in excess of $1,000,000 (“Qualified Financing”) or other event pursuant to which conversion shares are to be issued pursuant to the terms of the note.
Subsequent Event [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Grants in period, weighted average exercise price				$ 0.75
Award vesting period				24 months
Vesting Rights				Six months after the grant date with the remaining options will vest on a monthly basis at a rate of 1/24th per month
Expiration Date				Jan. 14, 2029
Proceeds from issuance of debt						$ 50,000,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Interest rate						10.00%
Interest rate term						P1Y
Debt instrument, maturity date, description						Mature on the earlier of one year from the date of issuance or the consummation of an equity or equity-linked round of financing of the Company in excess of $1,000,0000 (“Qualified Financing”) or other event pursuant to which conversion shares are to be issued pursuant to the terms of the note
Subsequent Event [Member] | Convertible Notes Payable [Member] | Investor 2 [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Debt instrument, face amount						$ 10,000,000
Subsequent Event [Member] | Convertible Notes Payable [Member] | Investor 1 [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Debt instrument, face amount						$ 13,000,000
Mr. Vadim Sakharov [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Debt instrument, face amount															$ 5,000,000
Mr. Vadim Sakharov [Member] | Subsequent Event [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Grants in period, gross							800,000
Grants in period, weighted average exercise price							$ 0.75
Expiration Date							Jan. 25, 2029
Mr. Vadim Sakharov [Member] | Subsequent Event [Member] | Obligated To Grant Options At Substantially Similar Terms [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Grants in period, gross							200,000
Mr. Vadim Sakharov [Member] | Subsequent Event [Member] | Share-based Compensation Award, Tranche One [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Award vesting period							1 year
Vested, number of shares							200,000
Mr. Vadim Sakharov [Member] | Subsequent Event [Member] | Share-based Compensation Award, Tranche Two [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Vested, number of shares							600,000
Vesting Rights							Vest ratably on a quarterly basis over the following two years
Vadim Sakharov [Member] | Subsequent Event [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Grants in period, gross				200,000
Vadim Sakharov [Member] | Subsequent Event [Member] | Share-based Compensation Award, Tranche One [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Vested, number of shares				50,000
Boris Goldstein [Member] | Subsequent Event [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Grants in period, gross				800,000
Boris Goldstein [Member] | Subsequent Event [Member] | Share-based Compensation Award, Tranche One [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Vested, number of shares				200,000
Investors [Member] | Subsequent Event [Member] | Non-Convertible Promissory Note [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Debt instrument, face amount	$ 5,000,000
Interest rate	14.00%
Interest rate term	Computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the Maturity Date.
Advisor [Member] | Subsequent Event [Member] | Three Month Year Agreement [Member]
Note 10 - SUBSEQUENT EVENTS (Details) [Line Items]
Number of common stock issued		7,500	4,000